Average Annual Total Returns{- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund AMCIZ PRO-10 - Fidelity Advisor® Limited Term Bond Fund	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Since Inception		LB087 Past 1 year	LB087 Past 5 years	LB087 Past 10 years	F1871 Past 1 year	F1871 Past 5 years	F1871 Past 10 years
Total	2.81%	1.47%	2.65%	1.91%	0.75%	1.85%	1.66%	0.80%	1.71%	2.80%	1.46%	2.66%	3.90%	1.23%	2.15%	5.98%	2.30%	3.20%	6.13%		5.42%	[1]	5.01%	2.03%	2.13%	6.11%	2.50%	2.95%

[1]	(a)Since inception October 2, 2018.